Changes in the fair value of the plan assets - Other Similar Obligations (Details) - Other Similar Obligations [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Fair value of plan assets at beginning of year	R$ 5,398,667	R$ 5,222,517	R$ 4,157,251
Interest (Expense) Income	402,551	377,462	381,992
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	(521,100)	(34,409)	915,626
Contributions/(surrenders)	151,926	132,416	107,037
By the Bank	151,926	132,416	107,037
Benefits paid	(335,781)	(299,319)	(339,389)
Fair value of plan assets at end of year	R$ 5,096,263	R$ 5,398,667	R$ 5,222,517